UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number        811-09939
                                                    ----------------------

                     Advantage Advisers Stratigos Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-667-4225
                                                           --------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The financial statements are attached herewith.



                                                       (LOGO) ADVANTAGE ADVISERS

                               ADVANTAGE ADVISERS
                             STRATIGOS FUND, L.L.C.
                        (IN THE PROCESS OF LIQUIDATION)


                              FINANCIAL STATEMENTS
                           WITH REPORT OF INDEPENDENT
                       REGISTERED PUBLIC ACCOUNTING FIRM

                   FOR THE THREE MONTHS ENDED MARCH 31, 2005

                    ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.
                         (IN THE PROCESS OF LIQUIDATION)
                              FINANCIAL STATEMENTS


                    FOR THE THREE MONTHS ENDED MARCH 31, 2005





                                    CONTENTS





Report of Independent Registered Public Accounting Firm ...................    1
Statement of Assets, Liabilities and Members' Capital .....................    2
Statement of Operations ...................................................    3
Statements of Changes in Members' Capital .................................    4
Notes to Financial Statements .............................................    5
Supplemental Information (Unaudited) ......................................   13

Ernst & Young (Logo)     Ernst & Young LLP                 Phone: (212) 773-3000
                         5 Times Square                    www.ey.com
                         New York, New York 10036-6530


            Report of Independent Registered Public Accounting Firm

To the Members of
Advantage Advisers Stratigos Fund, L.L.C.


We have audited the accompanying statement of assets, liabilities and members' capital of Advantage Advisers Stratigos Fund, L.L.C. (the "Company") as of March 31, 2005, and the related statement of operations for the three months then ended, and the statements of changes in members' capital for each of the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Board of Manangers of the Company determined to cease the operations of the Company as of December 31, 2004. As a result, the Company has changed its basis of accounting to the liquidation basis. Accordingly, the carrying values of the remaining assets as of December 31, 2004, are presented at estimated realizable values and liabilities are presented at estimated settlement amounts.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Advantage Advisers Stratigos Fund, L.L.C. at March 31, 2005, the results of its operations for the three months then ended, and the changes in its members' capital for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP


May 20, 2005

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)
STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                               MARCH 31, 2005


ASSETS
Cash and cash equivalents                                          $ 9,466,547
Interest receivable                                                        807
Dividend receivable                                                         90
                                                                  ------------
    TOTAL ASSETS                                                     9,467,444
                                                                  ------------


LIABILITIES
Withdrawals payable                                                  9,311,541
Accounting and investor services fees payable                           27,322
Administration fees payable                                              8,024
Interest payable                                                           668
Accrued expenses                                                       119,889
                                                                  ------------
    TOTAL LIABILITIES                                                9,467,444
                                                                  ------------

      MEMBERS' CAPITAL                                             $        --
                                                                  ============


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                            THREE MONTHS ENDED
                                                              MARCH 31, 2005
INVESTMENT INCOME
    Interest                                                      $     5,935
    Dividends                                                           1,143
                                                                 ------------
                                                                        7,078
                                                                 ------------
EXPENSES
    Insurance expense                                                  70,965
    Audit and tax fees                                                 40,000
    Board of Managers' fees and expenses                               29,000
    Legal fees                                                         26,903
    Administration fees                                                24,538
    Accounting and investor services fees                              24,391
    Printing expense                                                   20,924
    Custodian fees                                                     11,179
    Dividends on securities sold, not yet purchased                     4,941
    Interest expense                                                    2,398
    Prime broker fees                                                   2,160
    Miscellaneous                                                       1,327
                                                                 ------------
      TOTAL EXPENSES                                                  258,726
                                                                 ------------
      NET INVESTMENT LOSS                                            (251,648)
                                                                 ------------


REALIZED AND UNREALIZED LOSS ON INVESTMENTS
REALIZED GAIN (LOSS) ON INVESTMENTS:
    Investment securities                                            (187,381)
    Securities sold, not yet purchased                                 87,229
                                                                 ------------
      NET REALIZED LOSS ON INVESTMENTS                               (100,152)

      NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS           (495,210)
                                                                 ------------

      NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                (595,362)
                                                                 ------------

      NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM
      INVESTMENT ACTIVITIES                                       $  (847,010)
                                                                 ============


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                        SPECIAL
                                                       ADVISORY
                                                        MEMBER           MEMBERS            TOTAL
                                                     -------------    -------------     -------------
MEMBERS' CAPITAL, DECEMBER 31, 2003                     $       --       $15,854,782      $15,854,782
                                                       -----------       -----------      -----------
FROM INVESTMENT ACTIVITIES
  Net investment loss                                   $       --       $  (557,167)     $  (557,167)
  Net realized gain on investments                              --         2,360,884        2,360,884
  Net change in unrealized depreciation on
    investments                                                 --        (3,239,612)      (3,239,612)
                                                       -----------       -----------      -----------
  NET DECREASE IN MEMBERS' CAPITAL
    DERIVED FROM INVESTMENT ACTIVITIES                          --        (1,435,895)      (1,435,895)
                                                       -----------       -----------      -----------

MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                                         --           340,703          340,703
  Capital withdrawals                                           --        (4,601,039)      (4,601,039)
                                                       -----------       -----------      -----------
  NET DECREASE IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS                           --        (4,260,336)      (4,260,336)
                                                       -----------       -----------      -----------

MEMBERS' CAPITAL, DECEMBER 31, 2004                     $       --       $10,158,551      $10,158,551
                                                       -----------       -----------      -----------

FROM INVESTMENT ACTIVITIES
  Net investment loss                                   $       --       $  (251,648)     $  (251,648)
  Net realized loss on investments                              --          (100,152)        (100,152)
  Net change in unrealized depreciation on
    investments                                                 --          (495,210)        (495,210)
                                                       -----------       -----------      -----------
  NET DECREASE IN MEMBERS' CAPITAL
    DERIVED FROM INVESTMENT ACTIVITIES                          --          (847,010)        (847,010)
                                                       -----------       -----------      -----------

MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                                         --                 --                --
  Capital withdrawals                                           --        (9,311,541)      (9,311,541)
                                                       -----------       -----------      -----------
  NET DECREASE IN MEMBERS CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS                           --        (9,311,541)      (9,311,541)
                                                       -----------       -----------      -----------

MEMBERS' CAPITAL, MARCH 31, 2005                        $       --        $       --       $       --
                                                       ===========       ===========      ===========


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005
--------------------------------------------------------------------------------


     1.   ORGANIZATION

          Advantage Advisers Stratigos Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware on April 14, 2000. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. At a meeting held on February 18, 2005, the Board of Managers of the Company (the "Board of Managers"), in consultation with the Company's investment adviser, Advantage Advisers Management, L.L.C. (the "Adviser"), determined to cease the operations of the Company as of March 31, 2005. Accordingly, the Company was liquidated effective as of March 31, 2005. In connection with the liquidation, the Board of Managers appointed Oppenheimer & Co. Inc. ("Oppenheimer") as the Company's liquidator, and accordingly, Oppenheimer has been delegated the authority to take all actions necessary to wind up the affairs of the Company and distribute the liquidation proceeds to the Company's members in accordance with the Company's Limited Liability Agreement.

          The Company's investment objective was to achieve maximum capital appreciation. It pursued this objective by actively investing in a focused portfolio consisting primarily of equity securities of emerging technology companies. The Company's portfolio of securities in the technology area included long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

          Responsibility for the overall management and supervision of the operations of the Company was vested in the individuals who serve on the Board of Managers of the Company. There are six members of the Board of Managers, one of whom is considered an "interested person" under the Act. The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer. The Adviser was responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser, and Alkeon Capital Management L.L.C. ("Alkeon") is a non-managing member of the Adviser. Investment professionals employed by Alkeon, including Mr. Takis Sparaggis who served as the Company's portfolio manager, managed the Company's portfolio on behalf of the Adviser and under the supervision of OAM. Oppenheimer has a minority profit participation interest in Alkeon.

          The acceptance of initial and additional capital contributions from Members was subject to approval by the Board of Managers. The Company from time to time offered to repurchase interests pursuant to written tenders by Members. Such repurchases were made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion.

          Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES

          The Company's financial statements have been prepared in accordance with U.S. generally accepted accounting principles applied on the liquidation basis of accounting. This change in accounting basis did not materially affect Members' capital. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

          A.   REVENUE RECOGNITION

          Securities transactions, including related revenue and expenses, were recorded on a trade-date basis and dividends were recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense were recorded on the accrual basis.

          B.   PORTFOLIO VALUATION

          The Company's securities were valued in accordance with policies adopted by the Board of Managers, which are summarized below.

          (i) Domestic exchange traded securities (other than options and those securities traded on NASDAQ) were valued:

               (1) at their last composite sale prices as reported on the exchanges where those securities are traded; or

               (2) If no sales of those securities were reported on a particular day, the securities were valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

          (ii) Securities traded on NASDAQ were valued:

               (1) at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          B.   PORTFOLIO VALUATION (CONTINUED)

               (2) if no NOCP was available, at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

               (3)  if no sale was shown on NASDAQ, at the bid price; or

               (4) if no sale was shown and no bid price is available, the price would have been deemed "stale" and the value would have been determined in accordance with the fair valuation procedures set forth herein.

          Securities traded on a foreign securities exchange were valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options were valued at their bid prices (or asked prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations were readily available were valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations were not readily available, securities and other assets were valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

          Debt securities were valued in accordance with the procedures described above, which with respect to such securities may have included the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers periodically monitored the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less were, absent unusual circumstances, valued at amortized cost, so long as such valuation was determined by the Board of Managers to represent fair value.

          All assets and liabilities initially expressed in foreign currencies were converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities were determined, prior to the close of securities markets in the U.S. Foreign exchange rates were also determined prior to such close. On occasion, the values of such securities and exchange rates may have been affected by events occurring between the time such values or exchange rates were determined and the time that the net asset value of the Company was determined. When such events materially affected the values of securities held by the Company or its liabilities, such securities and liabilities were valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          B.   PORTFOLIO VALUATION (CONTINUED)

          Fair value took into account the relevant factors and surrounding circumstances, which may have included: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations were available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formula produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

          C.   CASH EQUIVALENTS

          The Company treats all highly-liquid financial instruments that mature within three months of the time of purchase as cash equivalents. At March 31, 2005, $9,466,547 in cash equivalents was held at PNC Bank.

          D.   INCOME TAXES

          No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as the Members are individually liable for the income taxes on their share of the Company's income.

     3.   ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

          Oppenheimer provided certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company paid Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's members' capital determined as of the beginning of the month.

          During the three months ended March 31, 2005, Oppenheimer earned $6 in brokerage commissions from portfolio transactions executed on behalf of the Company. Mainsail Group, L.L.C., a broker-dealer affiliate of Alkeon, earned $2,450 in brokerage commissions from portfolio transactions executed on behalf of the Company.

          Net profits or net losses of the Company for each fiscal period were allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, was entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits,

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

     3.   ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

          if any, exceeded the positive balance in the Member's "loss recovery account." The Incentive Allocation was credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation was made, the Adviser may have withdrawn up to 100% OF the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the three months ended March 31, 2005, there was no Incentive Allocation to the Special Advisory Member.

          Each member of the Board of Managers (each a "Manager") who was not an "interested person" of the Company, as defined by the Act, received an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who was "an interested person" did not receive any annual or other fee from the Company. Managers who were not "interested persons" were reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

          PFPC Trust Company (the "Custodian") served as custodian of the Company's assets.

          PFPC Inc. ("PFPC") served as investor services and accounting agent to the Company and in that capacity provided certain accounting, recordkeeping, tax and investor related services. The Company paid
          PFPC an accounting and investor services fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

          Oppenheimer acted as the non-exclusive placement agent for the Company, without special compensation from the Company, and bore costs associated with its activities as placement agent. However, the placement agent was entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interest, at its discretion. For the three months ended March 31, 2005, no such sales commissions were earned by Oppenheimer.

     4.   INDEMNIFICATIONS

          The Company entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

     5.   SECURITIES TRANSACTIONS

          Aggregate purchases and sales of investment securities, excluding short-term securities, for the period ended March 31, 2005, amounted to $7,016,766 and $13,810,227 respectively.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

     6.   SHORT-TERM BORROWINGS

          The Company had the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company paid interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledged securities as collateral for the margin borrowings, which were maintained in a segregated account held by the Custodian. For the three months ended March 31, 2005, the average daily amount of such borrowings was $329,527 and the daily weighted average annualized interest rate was 2.96%.

     7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

          In the normal course of business, the Company traded various financial instruments and entered into various investment activities with off-balance sheet risk. These financial instruments included options, and securities sold, not yet purchased. Generally, these financial instruments represented future commitments to purchase or sell other financial instruments at future dates. Each of these financial instruments contained varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

          The Company maintained cash in bank deposit accounts which, at times, may have exceeded federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

          Securities sold, not yet purchased represented obligations of the Company to deliver specified securities and thereby created a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions resulted in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may have exceeded the amount indicated in the statement of assets, liabilities and members' capital.

          The risk associated with purchasing an option was that the Company paid a premium whether or not the option was exercised. Additionally, the Company bore the risk of loss of premium and change in market value should the counterparty not have performed under the contract. Put and call options purchased were accounted for in the same manner as investment securities.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

     7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

          When the Company wrote an option, the premium received by the Company was recorded as a liability and was subsequently adjusted to the current market value of the option written. If a call option was exercised, the premium was added to the proceeds from the sale of the underlying security in determining whether the Company realized a gain or loss. In writing an option, the Company bore the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Company could have resulted in the Company selling or buying a security at a price different from the current market value. There were no transactions in written options for the three months ended March 31, 2005.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

     8.   FINANCIAL HIGHLIGHTS

          The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                        THREE MONTHS ENDED        YEAR ENDED            YEAR ENDED            YEAR ENDED
                                          MARCH 31, 2005       DECEMBER 31, 2004     DECEMBER 31, 2003     DECEMBER 31, 2002
                                       --------------------- --------------------- --------------------- ---------------------
Net assets, end of period (000s)           $         0               $10,159               $15,855                $5,694
Ratio of net investment loss to
    average net assets***                        (3.42%)               (3.97%)               (3.85%)               (4.52%)
Ratio of expenses to average
    net assets***                                 3.51%                 4.60%                 4.04%                 4.85%
Ratio of incentive allocation
   to average net assets                             0%                    0%                 0.17%                    0%
Portfolio turnover                                 101%                   96%                  150%                  218%
Total return--gross**                            (8.34%)               (9.17%)               49.42%               (35.00%)
Total return--net**                              (8.34%)               (9.17%)               39.53%               (35.00%)
Average debt ratio                                4.48%                 2.37%                 6.37%                 1.69%


                                                                SEPTEMBER 1, 2000
                                                                  (COMMENCEMENT
                                             YEAR ENDED         OF OPERATIONS) TO
                                          DECEMBER 31, 2001     DECEMBER 31, 2000
                                        --------------------- ---------------------
Net assets, end of period (000s)                $10,685               $23,250
Ratio of net investment loss to
    average net assets***                         (3.40%)               (5.18%)*
Ratio of expenses to average
    net assets***                                  3.57%                 5.80%*
Ratio of incentive allocation
   to average net assets                              0%                    0%
Portfolio turnover                                  148%                   68%
Total return--gross**                            (48.73%)              (51.11%)
Total return--net**                              (48.73%)              (51.11%)
Average debt ratio                                 0.58%                 2.11%


          *    Annualized.

          ** Total return assumes a purchase of an interest in the Company on the first day of the period and a sale of the interest on the last day of the year, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include the impact of any sales charge imposed by the placement agent. Total return for a period less than a full year is not annualized.

          *** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)
SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I.  PROXY VOTING

A description of the policies and procedures that the Company used to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's ("SEC"'s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from inception through June 30, 2005 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.

II.  PORTFOLIO HOLDINGS

The Company filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)
COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

NAME, ADDRESS AND AGE                    POSITION(S) HELD           PRINCIPAL OCCUPATION(S)
                                         WITH THE COMPANY           DURING PAST 5 YEARS, NUMBER OF PORTFOLIOS
                                         AND LENGTH OF              OVERSEEN IN COMPANY COMPLEX
                                         TIME SERVED                AND OTHER DIRECTORSHIPS HELD

JESSE H. AUSUBEL                         Manager since              Director,  Program  for the  Human  Environment  and  Senior
                                         April 2000.                Research  Associate,  The  Rockefeller  University  (1993 to
c/o Oppenheimer Asset                                               present);  Director,  Richard Lounsbery  Foundation (1997 to
Management Inc.                                                     present); Program Director, Alfred P. Sloan Foundation (1994
200 Park Avenue                                                     to present);  Adjunct  Scientist,  Woods Hole  Oceanographic
New York, NY 10166                                                  Institution (1995 to present). Mr. Ausubel also is a Manager
Age: 53                                                             of two other registered  investment  companies for which the
                                                                    Adviser serves as investment adviser.


LAWRENCE BECKER                          Manager since              Private  investor  in  real  estate  investment   management
                                         October 2003.              concerns.  From February 2000 through June 2003, he was Vice
c/o Oppenheimer Asset                                               President  -  Controller/Treasurer  for  National  Financial
Management Inc.                                                     Partners,    which   specializes   in   financial   services
200 Park Avenue                                                     distribution.  Prior  to that,  Mr.  Becker  was a  Managing
New York, NY 10166                                                  Director -  Controller/Treasurer  of Oppenheimer Capital and
Age: 49                                                             its Quest  for  Value  Funds.  (Oppenheimer  Capital  is not
                                                                    affiliated with  Oppenheimer  Asset  Management  Inc.).  Mr.
                                                                    Becker is a licensed  CPA. He serves as the treasurer of The
                                                                    France Growth Fund, Inc. Mr. Becker is a Manager/Trustee  of
                                                                    seven other registered  investment  companies advised by the
                                                                    Adviser or its affiliates.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)
COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

NAME, ADDRESS AND AGE                    POSITION(S) HELD           PRINCIPAL OCCUPATION(S)
                                         WITH THE COMPANY           DURING PAST 5 YEARS, NUMBER OF PORTFOLIOS
                                         AND LENGTH OF              OVERSEEN IN COMPANY COMPLEX
                                         TIME SERVED                AND OTHER DIRECTORSHIPS HELD

JAMES E. BUCK                            Manager since              Retired;  Senior Vice  President and Corporate  Secretary of
                                         April 2003.                the New York Stock Exchange,  Inc. (the  "Exchange") and the
c/o Oppenheimer Asset                                               subsidiaries of the Exchange,  including the NYSE Foundation
Management Inc.                                                     and the Fallen Heroes Fund (1967 to 2003).  Mr. Buck also is
200 Park Avenue                                                     a Manager of two other registered  investment  companies for
New York, NY 10166                                                  which  the  Adviser  or  one  of its  affiliates  serves  as
Age: 69                                                             investment adviser.


LUIS RUBIO                               Manager since              President,  of Centro de  Investigation  Para el Desarrollo,
                                         April 2003.                A.C. (Center of Research  Development) (2000 to present) and
c/o Oppenheimer Asset                                               Director  of the same  organization  1984 to  2000;  Adjunct
Management Inc.                                                     Fellow, Center for Strategic and International Studies (1993
200 Park Avenue                                                     to present);  Member, Advisory Board of the National Council
New York, NY 10166                                                  of  Science  and   Technology  of  Mexico  (1989  to  2000);
Age: 49                                                             Director,  Human Rights  Commission  of Mexico City (1994 to
                                                                    2002).  He  is a  Director/Manager/Trustee  of  seven  other registered  investment  companies  advised by the Adviser or one of its  affiliates.  From 1991 to 1993,  Dr. Rubio was a
                                                                    Director of Banco National de Mexico S.A.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)
COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

NAME, ADDRESS AND AGE                    POSITION(S) HELD           PRINCIPAL OCCUPATION(S)
                                         WITH THE COMPANY           DURING PAST 5 YEARS, NUMBER OF PORTFOLIOS
                                         AND LENGTH OF              OVERSEEN IN COMPANY COMPLEX
                                         TIME SERVED                AND OTHER DIRECTORSHIPS HELD


JANET L. SCHINDERMAN                     Manager since              Associate  Dean for Special  Projects  and  Secretary to the
                                         April 2003.                Board of  Overseers,  Columbia  Business  School of Columbia
c/o Oppenheimer Asset                                               University  (1990 to  present).  Ms.  Schinderman  is also a
Management Inc.                                                     Manager/Trustee   of  five   other   registered   investment
200 Park Avenue                                                     companies  advised by the Adviser or one of its  affiliates.
New York, NY 10166                                                  From 1987 to 1990, she served as Executive  Assistant to the
Age: 53                                                             President at the Illinois Institute of Technology.


BRYAN MCKIGNEY*                          Manager since              Mr.   McKigney  is  a  Managing   Director   and  the  Chief
                                         November 2004.             Administrative  Officer of Oppenheimer Asset Management Inc.
Oppenheimer Asset                                                   Mr.  McKigney has been in the  financial  services  industry
Management Inc.                                                     since 1981. Mr.  McKigney has held various  positions at the
200 Park Avenue                                                     Canadian Imperial Bank of Commerce (1993-2003) and the Chase
New York, NY 10166                                                  Manhattan   Bank   N.A.   (1981-1993).    He   is   also   a
Age: 47                                                             Manager/Trustee   of  seven  other   registered   investment
                                                                    companies advised by the Adviser or one of its affiliates.


* MANAGER IS AN "INTERESTED PERSON" (AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940) OF THE COMPANY.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

As of March 31, 2005 and thereafter, the Company did not hold any securities.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of Principal Financial Officers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ADVANTAGE ADVISERS STRATIGOS FUND, LLC


By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Principal Executive Officer
                             (principal executive officer)

Date              August 25, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature  and Title)*   /s/ Bryan McKigney
                          ------------------------------------------------------
                             Bryan McKigney,  Principal Executive Officer and
                             Principal Financial Officer
                             (principal executive officer and principal
                             financial officer)

Date              August 25, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.